Investments (Mortgage Loans - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Line Items]
Financing Receivable, Significant Purchases	$ 4,200	$ 4,700
Average Recorded Investment	$ 274	$ 458
Percentage of Mortgage Loans Classified as Performing	99.00%	99.00%
Agricultural
Mortgage Loans on Real Estate [Line Items]
Average Recorded Investment	$ 63	$ 80	$ 153
Estimated fair value of mortgage loans held-for-investment	13,500	12,800
Residential
Mortgage Loans on Real Estate [Line Items]
Average Recorded Investment	84	19	14
Estimated fair value of mortgage loans held-for-investment	9,900	6,600
Commercial mortgage loans
Mortgage Loans on Real Estate [Line Items]
Average Recorded Investment	$ 127	$ 359	$ 526